Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Jul. 31, 2022	Oct. 31, 2021
Summary of Significant Accounting Policies [Line Items]
Cash equivalents
Settlement percent	50.00%
Dilutive potential common shares (in Shares)	962,463
Common stock issuable upon exercise of stock options granted (in Shares)	1,760,000
Accumulated deficit	$ (26,382,672)	(23,911,021)
Working capital	11,536,076
Net loss	(2,471,651)	2,278,473
Revenues	$ 2,795,000	$ 13,152,500
Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Patents economic useful lives					11 years
QPRC Finance LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock issuable upon exercise of stock options granted (in Shares)	4,500,000
Officers [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock issuable upon exercise of stock options granted (in Shares)	700,000
Quest Packaging Solutions Corporation [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage	90.00%
Quest Nettech Corporation [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage	65.00%
Minimum [Member] | Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Patents economic useful lives	1 year		5 years	2 years
Maximum [Member] | Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Patents economic useful lives	10 years		15 years	4 years